Sep. 01, 2021
Palmer Square Ultra-Short Duration Investment Grade Fund

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker Symbol: PSDSX)

A series of Investment Managers Series Trust

Supplement dated September 1, 2021, to the

Prospectus dated April 30, 2021.

The first paragraph under the Fund’s “Principal Investment Strategies – Summary Section” of the Prospectus is deleted and replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities rated investment grade at time of purchase. Investment grade securities are those rated in the Baa3 or higher categories by Moody's Investors Service, Inc. ("Moody's"), or in the BBB- or higher categories by Standard & Poor's, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by Moody's, S&P, Fitch, or another Nationally Recognized Statistical Rating Organization (“NRSRO”), determined by Palmer Square Capital Management LLC (the “Advisor”), the Fund’s advisor, to be of comparable credit quality. The types of debt securities in which the Fund may invest include, but are not limited to, (i) asset-backed securities, including collateralized loan obligations (“CLOs”) and mortgage-backed securities, (ii) corporate bonds, notes and debentures, (iii) securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (iv) bank loans, (v) senior secured floating rate and fixed rate loans or debt, and (vi) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt.

The fourth paragraph under the Fund’s “Principal Investment Strategies – More About the Funds’ Investment Objectives, Principal Investment Strategies and Risks” section of the Prospectus is deleted and replaced with the following:

The Fund may invest in CLOs. CLOs are a type of asset backed securities. A CLO is a trust or other special purpose entity that is typically collateralized by a pool of loans, which may include, among others, U.S. and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

Please file this Supplement with your records.